Operating Lease Commitments (Detail) $ in Thousands	Sep. 30, 2016 USD ($)
Commitments and Contingencies [Line Items]
2017	$ 5,562
2018	2,057
2019	466
2020	209
2021	6
Operating leases, future minimum payments due, total	$ 8,300